INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7 – INTANGIBLE ASSETS

	As of September 30,
	2017	2016
Land use rights, cost	$598,293	$596,807
Software, cost	5,780	-
Less: accumulated amortization	(140,902)	(128,659)
Intangible assets, net	$463,171	$468,148

The land use right represents the Company's land use rights in Wenzhou's plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2017 and 2016. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 11.

Amortization expense was $12,705 and $13,248 for the years ended September 30, 2017 and 2016, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years since the year ended September 30, 2017 are as follows:

Years ending September 30,	2018	2019	2020	2021	2022	Thereafter
Estimated amortization expenses	$14,162	$14,162	$14,162	$14,162	$14,162	$392,361